2005 Market Street
Philadelphia, PA 19103-7094

Delaware Investments
_____________________________
A member of Lincoln Financial Group

1933 Act Rule 497(j)
File No. 33-40991
1940 Act File No. 811-6322

March 3, 2005

Filed via EDGAR (CIK #0000875352)
__________________________________

Securities and Exchange Commission
Document Control
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  File No. 33-40991
     DELAWARE POOLED TRUST
     _____________________________

Ladies and Gentlemen:

In accordance with the provisions of Rule 497(j), under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 52, the most recent Post-Effective Amendment of Delaware Pooled Trust. Post-Effective Amendment No. 52 was filed electronically with the Commission on February 25, 2005 under paragraph (b) of Rule 485 under the Securities Act of 1933.

Very truly yours,

Anthony G. Ciavarelli
___________________________
Anthony G. Ciavarelli
Vice President/
Associate General Counsel/
Assistant Secretary